INVENTORIES - Summary of inventories (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,679,340	$ 864,771	$ 832,680
Work-in-process	59,874	69,435	83,874
Finished goods	32,500	471,677	254,827
Total gross inventory	1,771,714	1,405,883	1,171,381
Less inventory reserve	(666,454)	(995,785)	(429,707)
Total	$ 1,105,260	$ 410,098	$ 741,674